Commitments and contingencies - Capital commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and contingencies
2020	$ 21,453
2021	107
2022	950
Unrecorded Unconditional Purchase Obligation	$ 22,510